Intangible Assets - Schedule of Allocation for Amortization Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Allocation Of Amortisation Expenses [Abstract]
Cost of goods sold	$ 132	$ 82	$ 61
Administrative expenses	627	727	407
Selling expenses	500	207	136
Total	$ 1,259	$ 1,016	$ 604